Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Summit Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2021